Schedule of Short-term Bank Debt (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Bank Loans Schedule Of Short-term Bank Debt 1	$ 7,799,852
Bank Loans Schedule Of Short-term Bank Debt 2	15,058,189
Bank Loans Schedule Of Short-term Bank Debt 3	0
Bank Loans Schedule Of Short-term Bank Debt 4	214,797
Bank Loans Schedule Of Short-term Bank Debt 5	7,799,852
Bank Loans Schedule Of Short-term Bank Debt 6	$ 15,272,986